Equipment, Net - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equipment [Line Items]
Equipment, gross	$ 2,042,001	$ 471,855
Less: accumulated depreciation	(354,900)	(285,762)
Less: impairment loss	(47,830)	(47,830)
Equipment, net	1,639,271	138,263
Electronic equipment [Member]
Schedule of Equipment [Line Items]
Equipment, gross	82,092	78,660
Motor vehicles [Member]
Schedule of Equipment [Line Items]
Equipment, gross	$ 1,959,909	$ 393,195